Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 15, 2021
Balance (in Shares) at Mar. 15, 2021
Net income (loss)			(3,559)	(3,559)
Balance at Dec. 31, 2021			(3,559)	(3,559)
Balance (in Shares) at Dec. 31, 2021
Common stock issued to initial stockholders	$ 287	24,713		25,000
Common stock issued to initial stockholders (in Shares)	2,875,000
Net income (loss)			(5,010)	(5,010)
Balance at Mar. 31, 2022	$ 287	24,713	(8,569)	16,431
Balance (in Shares) at Mar. 31, 2022	2,875,000
Balance at Dec. 31, 2021			(3,559)	(3,559)
Balance (in Shares) at Dec. 31, 2021
Net income (loss)				517,286
Balance at Sep. 30, 2022	$ 340		(4,007,863)	(4,007,523)
Balance (in Shares) at Sep. 30, 2022	3,405,000
Balance at Dec. 31, 2021			(3,559)	(3,559)
Balance (in Shares) at Dec. 31, 2021
Accretion of common stock to redemption value		(24,113,412)	(5,274,645)	(29,388,057)
Common stock issued to initial stockholders	$ 287	24,713		25,000
Common stock issued to initial stockholders (in Shares)	2,875,000
Net income (loss)			1,233,352	1,233,352
Balance at Dec. 31, 2022	$ 340		(4,044,852)	(4,044,512)
Balance (in Shares) at Dec. 31, 2022	3,405,000
Sale of public units in initial public offering	$ 1,150	114,998,850		115,000,000
Sale of public units in initial public offering (in Shares)	11,500,000
Sale of private placement units	$ 53	5,299,947		5,300,000
Sale of private placement units (in Shares)	530,000
Sale of unit purchase option to underwriter		100		100
Underwriter commissions		(7,187,500)		(7,187,500)
Offering costs		(462,536)		(462,536)
Warrant Liabilities		(587,717)		(587,717)
Reclassification of common stock subject to redemption	$ (1,150)	(94,873,850)		(94,875,000)
Reclassification of common stock subject to redemption (in Shares)	(11,500,000)
Allocation of offering costs to common stock subject to redemption		6,901,405		6,901,405
Balance at Mar. 31, 2022	$ 287	24,713	(8,569)	16,431
Balance (in Shares) at Mar. 31, 2022	2,875,000
Accretion of common stock to redemption value		(22,649,478)	(4,062,993)	(26,712,471)
Net income (loss)			(208,826)	(208,826)
Balance at Jun. 30, 2022	$ 340		(4,280,388)	(4,280,048)
Balance (in Shares) at Jun. 30, 2022	3,405,000
Sale of public units in initial public offering	$ 1,150	114,998,850		115,000,000
Sale of public units in initial public offering (in Shares)	11,500,000
Sale of private placement units	$ 53	5,299,947		5,300,000
Sale of private placement units (in Shares)	530,000
Sale of unit purchase option to underwriter		100		100
Underwriter commissions		(7,187,500)		(7,187,500)
Offering costs		(462,536)		(462,536)
Warrant Liabilities		(587,717)		(587,717)
Reclassification of common stock subject to redemption	$ (1,150)	(96,337,784)		(96,338,934)
Reclassification of common stock subject to redemption (in Shares)	(11,500,000)
Allocation of offering costs to common stock subject to redemption		6,901,405		6,901,405
Accretion of common stock to redemption value			(458,596)	(458,596)
Net income (loss)			731,121	731,121
Balance at Sep. 30, 2022	$ 340		(4,007,863)	(4,007,523)
Balance (in Shares) at Sep. 30, 2022	3,405,000
Balance at Dec. 31, 2022	$ 340		(4,044,852)	(4,044,512)
Balance (in Shares) at Dec. 31, 2022	3,405,000
Accretion of common stock to redemption value			(1,322,195)	(1,322,195)
Excise tax liability			(631,696)	(631,696)
Net income (loss)			1,120,611	1,120,611
Balance at Mar. 31, 2023	$ 340		(4,878,132)	(4,877,792)
Balance (in Shares) at Mar. 31, 2023	3,405,000
Balance at Dec. 31, 2022	$ 340		(4,044,852)	(4,044,512)
Balance (in Shares) at Dec. 31, 2022	3,405,000
Net income (loss)				1,257,210
Balance at Sep. 30, 2023	$ 340		(6,435,880)	(6,435,540)
Balance (in Shares) at Sep. 30, 2023	3,405,000
Balance at Mar. 31, 2023	$ 340		(4,878,132)	(4,877,792)
Balance (in Shares) at Mar. 31, 2023	3,405,000
Accretion of common stock to redemption value			(1,014,375)	(1,014,375)
Net income (loss)			(153,546)	(153,546)
Balance at Jun. 30, 2023	$ 340		(6,046,053)	(6,045,713)
Balance (in Shares) at Jun. 30, 2023	3,405,000
Accretion of common stock to redemption value			(679,972)	(679,972)
Net income (loss)			290,145	290,145
Balance at Sep. 30, 2023	$ 340		$ (6,435,880)	$ (6,435,540)
Balance (in Shares) at Sep. 30, 2023	3,405,000